Profit/(loss) from discontinued operations service division (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit loss from discontinued operating service division [Line Items]
Revenue, operating	€ 9,627,000,000	€ 9,148,000,000	€ 8,515,000,000
Finance income (cost)	(365,000,000)	274,000,000	(230,000,000)
Share of profit (loss) of associates accounted for using equity method, investing	258,000,000	238,000,000	215,000,000
Profit (loss) before income taxes	1,070,000,000	3,621,000,000	610,000,000
Profit (loss) from discontinued operations, discontinued operations	€ 20,000,000	€ 14,000,000	€ 16,000,000